SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Schedule of Condensed Income Statement [Table Text Block]

The summary unaudited condensed statement of operations for the cumulative development-stage period from November 7, 2002 (date of inception) through September 30, 2012 is as follows:

COSTS AND EXPENSES:
Research and development	$24,701,044
General and administrative	12,358,114
Merger costs	799,133
Total costs and expenses	37,858,291

LOSS FROM OPERATIONS	(37,858,291)

OTHER EXPENSE, NET	(262,061)

NET LOSS	$(38,120,352)
DEEMED DIVIDEND ON WARRANTS	(543,359)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$(38,663,711)
BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE	$(2.92)
SHARES USED IN COMPUTING BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE	13,238,063

Schedule of Condensed Cash Flow Statement [Table Text Block]

 The summary unaudited condensed statement of cash flow for the cumulative development-stage period from November 7, 2002 (date of inception) through September 30, 2012 is as follows:

Net loss	$(38,120,352)
Adjustments to reconcile net loss to cash used in operating activities	7,486,674
Changes in working capital	609,801
Cash used in operating activities	(30,023,877)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired in a business combination	905,649
Purchases of fixed assets, net of $7,000 proceeds from sale of fixed assets	(5,516,734)
Change in restricted cash	(55,000)
Payment for intangible assets	(19,671)
Cash used in investing activities	(4,685,756)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock and warrants, net of issuance costs, repurchase of common stock, and cash paid in lieu of fractional shares in a business combination	37,114,220
Change in deferred issuance costs	28,500
Proceeds from issuance of long-term obligations and convertible notes	4,398,930
Payments on long-term obligations	(1,234,253)
Cash provided by financing activities	40,307,397
INCREASE IN CASH AND EQUIVALENTS	5,597,764
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	—
CASH AND EQUIVALENTS AT END OF PERIOD	$5,597,764
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	$208,689
Fair value of derivative warrants reclassified to additional paid-in capital upon cashless exercise	$92,194
Issuance of common stock upon the conversion of notes payable and accrued interest	$3,184,707
Fair value of assets acquired in exchange for securities in a business combination	$78,408
Fair value of liabilities assumed in exchange for securities in a business combination	$(439,616)
Excess of purchase price over net assets acquired in a business combination	$1,675,462